Income taxes - Schedule of Income (loss) before income taxes (Detail)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Income (loss) before income taxes	¥ 403,429,239	$ 61,828,234	¥ 36,589,708	¥ (869,069,143)
CHINA
Income (loss) before income taxes	710,575,006		143,570,454	(881,940,287)
Foreign [Member]
Income (loss) before income taxes	¥ (307,145,767)		¥ (106,980,746)	¥ 12,871,144